Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mason Capital Fund Trust
Entity Central Index Key	0001953487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fundamentals First ETF
Shareholder Report [Line Items]
Fund Name	Fundamentals First ETF
Class Name	Fundamentals First ETF
Trading Symbol	KNOW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
Additional Information Phone Number	617-228-5190
Additional Information Website	https://fundamentalsfirstfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://fundamentalsfirstfund.com for more recent performance information.
Net Assets	$ 4,270,082
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,270,082
Number of Holdings	102
Portfolio Turnover	3%
30-Day SEC Yield	2.10%
Distribution Yield	1.50%

Holdings [Text Block]

Top 10 Holdings (% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund - Capital Class	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Fiserv, Inc.	1.8%
Alphabet, Inc. - Class C	1.8%
Cummins, Inc.	1.8%
Snap-on, Inc.	1.7%
Dollarama, Inc.	1.7%
Parker-Hannifin Corp.	1.7%
WW Grainger, Inc.	1.6%
Hubbell, Inc.	1.6%

Updated Prospectus Web Address	https://fundamentalsfirstfund.com